Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares
ScoutCam Inc [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Equity attributable	$ 22,482	$ 22,482
Groups share in %		27.76%
Group share (in Dollars per share) | $ / shares		$ 6,241
Fair value adjustments		$ 5,610
Carrying amount		11,851
Investment in Fair value as of March 29,2021	11,843
The Company's share in ScountCam's Loss for the three month ended June 30,2021	(226)
Warrants exercise	234	234
Equity attributable to ScoutCam shareholders’ as of June 30, 2021	11,851	11,851
Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Equity attributable	8,083	$ 8,083
Groups share in %		33.17%
Group share (in Dollars per share) | $ / shares		$ 2,681,000
Fair value adjustments		$ 2,553
Exchange rate adjustments		56
Carrying amount		5,290
Polyrizon Ltd – Protective Biological Gels [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Investment as of January 01, 2021 Equity method		104
An addition investment		121
Revaluation of the Option, to invest an additional amount and Shareholder loan		(25)
Profit for the period – through share of other comprehensive income of associates accounted for using the equity method		(37)
Depreciation of technology		(1)
Balance as of the end of the period	$ 162	$ 162